Preferred Noncontrolling Interests - Additional Information (Detail) (USD $)	4 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 13, 2013	Oct. 31, 2013	Sep. 30, 2014	Jul. 22, 2013
Schedule of Equity Method Investments [Line Items]
Common stock value		$ 1,638	$ 1,145			$ 1,726
Total consideration	9,135,000	9,135,000
Amount of unreturned capital contribution and undistributed preferred distributions				10,000		10,000
Conversion price per share				$ 20		$ 20
Outstanding preferred membership interest		8,700,000	11,072,465			8,700,000
Preferred member interest, annual cash dividends rate			11.50%
Cash paid as a part of consideration			(309,048)
Business acquisition total consideration paid		2,339,905
Common Stock
Schedule of Equity Method Investments [Line Items]
Total consideration	435,000	435,000
Number of shares sold	87,000	87,000
Foundation Health Enterprises LLC
Schedule of Equity Method Investments [Line Items]
Offering cost	100,000	100,000		100,000	100,000
Number offering units					5
Common stock issued		1,000		1,000	1,000
Common stock value	5,000	5,000		5,000	5,000
Total consideration	8,700,000	8,700,000
Cumulative preferred annual return				9.00%		9.00%
Sale of units	87				87
Foundation Health Enterprises LLC | Class B member interests
Schedule of Equity Method Investments [Line Items]
Offering cost	105,000	105,000		105,000	105,000
Number offering units		87		152	87
Foundation Health Enterprises LLC | Private placement
Schedule of Equity Method Investments [Line Items]
Offering cost	9,135,000	9,135,000		15,960,000	9,135,000
Tyche
Schedule of Equity Method Investments [Line Items]
Cash paid as a part of consideration							11,102,372
Promissory notes issued as a part of consideration							2,339,905
Business acquisition total consideration paid							$ 13,442,277
Tyche | Five year warrants
Schedule of Equity Method Investments [Line Items]
Warrants issued for purchase of common stock, units							193,750
Warrants issued for purchase of common stock, exercise price							$ 10
Tyche | Seven and one-half year warrants
Schedule of Equity Method Investments [Line Items]
Warrants issued for purchase of common stock, units							351,620
Warrants issued for purchase of common stock, exercise price							$ 13.5
Tyche | Ten year warrants
Schedule of Equity Method Investments [Line Items]
Warrants issued for purchase of common stock, units							229,630
Warrants issued for purchase of common stock, exercise price							$ 16